Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue
License revenue	$ 2,630,484		$ 175,052
Other income
Miscellaneous income	1,008,678	$ 800,460	702,743
Grant income	3,214,441	3,316,273	887,083
Net gain on foreign exchange	322,518	433
Interest income	177,186	104,368	264,043
Total revenue and other income	7,353,307	4,221,534	2,028,921
Expenses
Research & development and intellectual property	(9,989,830)	(7,525,744)	(7,059,528)
Corporate administrative expenses	(7,242,061)	(4,346,952)	(6,982,629)
Depreciation and amortization expenses	(1,808,929)	(1,701,615)	(1,993,093)
Share Based Payment to strategic investor			(47,468,071)
Loss on foreign exchange			(563,890)
Net finance cost			(8,199)
Changes in fair value of comparability milestone			(542,075)
Net loss on fair value movement of warrants	(189,983)
Changes in fair value of convertible note liability	(866,848)	(751,816)	(607,637)
Loss before income tax expense	(12,744,344)	(10,104,593)	(63,196,201)
Income tax(expense)/ benefit	(1,676)	737,387	1,181,017
Loss after income tax expense for the year	(12,746,020)	(9,367,206)	(62,015,184)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	1,329,119	(271,696)	306,997
Other comprehensive income/(loss) for the year net of tax	1,329,119	(271,696)	306,997
Comprehensive income	(11,416,901)	(9,638,902)	(61,708,187)
Loss for the year is attributable to:
Owners of Immutep Ltd	(12,746,020)	(9,367,206)	(62,015,184)
Loss after income tax expense for the year	(12,746,020)	(9,367,206)	(62,015,184)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Ltd	(11,416,901)	(9,638,902)	(61,708,187)
Comprehensive income	$ (11,416,901)	$ (9,638,902)	$ (61,708,187)
Basic loss per share	$ (0.49)	$ (0.41)	$ (2.78)
Diluted loss per share	$ (0.49)	$ (0.41)	$ (2.78)